Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 27,095,000	$ 27,095,000
Change in carrying amount of goodwill	0	0
Amortization of core deposit intangible assets	586,000	699,000	$ 711,000
Aggregate mortgage servicing rights amortization	$ 72,000	$ 74,000	$ 29,000